Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities
Net income (loss)	$ 2,651	[1]	$ 2,185	[1]	$ 2,515	[1]
Net (income) attributable to noncontrolling interests	(84)		(81)		(78)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,567	[2]	2,104	[2]	2,437	[2]
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	(48)		(35)		(80)
Pension plan contributions	(72)		(68)		(441)
Depreciation and amortization	1,292		1,389		1,246
Deferred tax (benefit)	(853)	[2]	526	[2],[3]	244	[2],[3]
Net securities (gains) and venture capital (income)	(97)		(147)		(170)
Change in trading activities	2,636		(3,946)		(1,412)
Change in accruals and other, net	(941)	[2]	(465)	[2]	(195)	[2]
Net cash provided by (used for) operating activities	4,484		(642)		1,629
Investing activities
Change in interest-bearing deposits with banks	16,010		10,667		(6,892)
Change in interest-bearing deposits with the Federal Reserve and other central banks	7,677		(14,249)		133
Purchases of securities held-to-maturity	(3,498)		(6,740)		(3,477)
Paydowns of securities held-to-maturity	1,885		1,545		829
Maturities of securities held-to-maturity	102		43		710
Purchases of securities available-for-sale	(69,101)		(28,622)		(43,788)
Sales of securities available-for-sale	31,254		19,455		10,265
Paydowns of securities available-for-sale	7,253		9,621		9,769
Maturities of securities available-for-sale	11,012		3,911		8,606
Net change in loans	(7,904)		(5,092)		(2,754)
Sales of loans and other real estate	312		104		320
Change in federal funds sold and securities purchased under resale agreements	(11,141)		(2,568)		(2,083)
Change in seed capital investments	(253)		(171)		59
Purchases of premises and equipment/capitalized software	(791)		(609)		(652)
Proceeds from the sale of premises and equipment	585		0		6
Acquisitions, net of cash	(28)		(19)		(29)
Dispositions, net of cash	64		84		0
Other, net	4,887		(560)		(409)
Net cash (used for) investing activities	(11,675)		(13,200)		(29,387)
Financing activities
Change in deposits	2,247		13,960		26,226
Change in federal funds purchased and securities sold under repurchase agreements	1,821		2,221		1,160
Change in payables to customers and broker-dealers	5,474		(388)		3,424
Change in other borrowed funds	135		(672)		(796)
Change in commercial paper	(96)		(242)		328
Net proceeds from the issuance of long-term debt	4,686		3,892		2,761
Repayments of long-term debt	(4,376)		(2,035)		(4,163)
Proceeds from the exercise of stock options	370		263		40
Issuance of common stock	26		25		25
Issuance of preferred stock	0		494		1,068
Treasury stock acquired	(1,669)		(1,026)		(1,148)
Common cash dividends paid	(760)		(680)		(623)
Preferred cash dividends paid	(73)		(64)		(18)
Other, net	44		(127)		4
Net cash provided by financing activities	7,829		15,621		28,288
Effect of exchange rate changes on cash	(128)		(46)		22
Change in cash and due from banks
Change in cash and due from banks	510		1,733		552
Cash and due from banks at beginning of period	6,460		4,727		4,175
Cash and due from banks at end of period	6,970		6,460		4,727
Supplemental disclosures
Interest paid	344		347		561
Income taxes paid	1,363		400		709
Income taxes refunded	$ 144		$ 29		$ 51

[1]	Results for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Cash flows for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.